Transactions with related parties - DWM (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Management fees			$ 74
Due to related parties		$ 59	59
Diana Wilhelmsen Management Limited | Management services
Related Party Transaction [Line Items]
Variable fee on hire and on freight	1.25%
Threshold term for termination of agreement with prior written notice	3 months
Management fees		79
Due to related parties		$ 6	$ 6
Diana Wilhelmsen Management Limited | If vessel is employed or available for employment | Management services
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel	$ 20,000
Diana Wilhelmsen Management Limited | If vessel is laid-up and not available for employment for at least 15 calendar days of such month | Management services
Related Party Transaction [Line Items]
Amount agreed to be paid for each vessel	$ 10,000